GOODWILL AND OTHER INTANGIBLE ASSETS, NET - Other intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets
Gross carrying amount	$ 68,756	$ 53,834
Accumulated amortization	(25,174)	(17,376)
Total	43,582	36,458
Amortization expense	7,798	7,129	$ 6,147
Internal-used software
Finite-Lived Intangible Assets
Gross carrying amount	40,054	26,284
Accumulated amortization	(13,522)	(9,544)
Total	26,532	16,740
Technology
Finite-Lived Intangible Assets
Gross carrying amount	23,153	23,153
Accumulated amortization	(9,624)	(6,390)
Total	13,529	16,763
Other intangibles
Finite-Lived Intangible Assets
Gross carrying amount	5,549	4,397
Accumulated amortization	(2,028)	(1,442)
Total	$ 3,521	$ 2,955